Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Statements Line Items
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	5,792,800	4,458,050
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 4.00	$ 3.93
Number of share options granted in share-based payment arrangement | Share	1,262,500	1,572,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 3.80	$ 4.32
Number of share options exercised in share-based payment arrangement | Share	(127,000)	(60,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 2.65	$ 3.03
Number of share options forfeited in share-based payment arrangement | Share	(940,500)	(177,250)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $	$ 4.15	$ 5.49
Number of share options outstanding in share-based payment arrangement at end of period | Share	5,987,800	5,792,800
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 3.96	$ 4.00
Number of share options exercisable in share-based payment arrangement | Share	4,946,300	4,509,600
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 3.96	$ 3.91